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                             PACIFIC CAPITAL FUNDS
                               3435 Stelzer Road
                                 Columbus, Ohio


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:  Pacific Capital Funds
     Rule 497(j) Certificate
     File No. 33-57684


Ladies and Gentlemen:

     This is in reference to the prospectuses included as part of Post-Effective Amendment No. 13 to the Form N-1A Registration Statement of Pacific Capital Funds (the "Funds"), which became effective on December 1, 1999. The Fund hereby certifies that the forms of prospectuses that would have been filed with the Commission pursuant to Rule 497(c) under the Securities Act of 1933 would not have differed from those contained in the Amendment, and that the text of the most recent amendment to such Registration Statement has been filed electronically.


                               Very truly yours,

                               /s/ Greg Maddox

                               Greg Maddox
                               Secretary